SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets	$ 60,945,135	$ 20,388,753
Property and equipment, net		76,470
Right of Use Lease Assets, net		119,056
Total assets	60,945,135	20,584,279
Total current liabilities	676,164	7,635,153
Total non-current liabilities	1,291,608	3,933,219
Revenue	158,485	10,977,429	$ 10,978,571
Cost of revenue	91,354	8,394,364	9,803,883
Operating expenses	2,114,148	4,099,851	4,914,058
Net loss	5,114,684	(16,312,705)	(11,219,851)
Net cash provided by (used in) operating activities	(14,064,609)	(7,422,839)	(5,522,340)
Net cash used in investing activities	(943,376)	(5,539)	(25,916)
Net cash provided by (used in) financing activities	45,968,149	276,794	2,877,500
Effect of changes of foreign exchange rate on cash	(3,625,234)	(503,137)	(246,808)
Net decrease in cash and cash equivalents	27,334,930	(7,654,721)	(2,917,564)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets		485,789
Property and equipment, net		71,121
Right of Use Lease Assets, net		119,056
Other non-current assets
Total assets		675,966
Total current liabilities		6,836,474
Total non-current liabilities		386,329
Revenue	86,646	2,457,246	1,738,752
Cost of revenue	42,201	747,206	1,309,778
Operating expenses	658,505	2,988,017	2,667,254
Net loss	(395,303)	(1,435,993)	(2,695,110)
Net cash provided by (used in) operating activities	(52,074)	(199,661)	238,434
Net cash used in investing activities		(1,745)
Net cash provided by (used in) financing activities	194,748	111,051	(856,123)
Effect of changes of foreign exchange rate on cash	(146,410)	(2,711)	292,532
Net decrease in cash and cash equivalents	$ (3,736)	$ (93,066)	$ (325,157)